Subsequent events (Details) - MAC - USD ($) $ in Millions	Nov. 22, 2022	Mar. 17, 2022
Subsequent events
Equity stake consideration	$ 100	$ 50
Percentage of copper only net smelter return life of mine royalty		1.50%
CSA mine
Subsequent events
Cash consideration		$ 1,050
CSA mine | Glencore Operations Australia
Subsequent events
Cash consideration	775	1,050
Equity stake consideration	$ 100	$ 50
Percentage of copper only net smelter return life of mine royalty	1.50%	1.50%
Sale of Cobar Management Pty Limited | CSA mine | Glencore Operations Australia
Subsequent events
Cash consideration	$ 775	$ 1,050
Equity stake consideration	$ 100	$ 50
Percentage of copper only net smelter return life of mine royalty		1.50%